Nature of the Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands				1 Months Ended	11 Months Ended
		Sep. 03, 2024 $ / shares	Apr. 03, 2024 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 06, 2024 $ / shares
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.001	$ 0.001
Additional paid-in capital transaction costs (in Dollars) | $			$ 20,500
Pre-funded warrants of common stock shares | shares					5,522,207
Warrants exchange | shares					9,664,208
Net loss (in Dollars) | $					$ (83,724)
Net cash operating activities (in Dollars) | $					(57,837)
Cash, cash equivalents, and marketable securities (in Dollars) | $					393,700
Pre-funded Warrants [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate gross proceeds (in Dollars) | $					$ 188,700
Purchase price per share (in Dollars per share) | $ / shares					$ 22.999
Net of issuance costs (in Dollars) | $					$ 11,900
Series B Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Conversion ratio					83:3332:1
Net loss (in Dollars) | $	[1]				$ (16,769)
Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Investors shares | shares					22,784,139
Exchange shares | shares					4,764,032
Issuance of shares | shares					2,722,207
Prefunded warrants to purchase an aggregate shares | shares					680,000
Series A Non-Voting Convertible Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchase price per share (in Dollars per share) | $ / shares					$ 23,000
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchase price per share (in Dollars per share) | $ / shares				$ 23,000
Net loss (in Dollars) | $	[2]				$ (1,918)
Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Net loss (in Dollars) | $					$ (65,037)
Common Stock [Member] | Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Convertible shares | shares					1,000
Oruka Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Reverse stock split		1-for-12
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Pre-Merger Oruka [Member] | Pre-funded Warrants [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate gross proceeds (in Dollars) | $			275,000
Proceeds from Issuance of convertible note (in Dollars) | $			$ 25,000
Pre-Merger Oruka [Member] | Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Exchange shares | shares					39,873,706
ARCA common stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Exchange ratio					6.8569
Oruka Series A Convertible Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Series A Non-Voting Convertible Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.001
PIPE Financing [Member] | Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate of purchased shares | shares					5,600,000
Purchase price per share (in Dollars per share) | $ / shares					$ 23
PIPE Financing [Member] | Series A Non-Voting Convertible Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.001
Aggregate shares | shares					2,439
PIPE Financing [Member] | Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Exchange shares | shares				2,439

[1]	The weighted-average number of shares of as-converted Company Series B Preferred Stock used in the loss allocation was 4,328,844 for the period from February 6, 2024 (inception) to December 31, 2024.
[2]	The weighted-average number of shares of as-converted Company Series A Preferred Stock used in the loss allocation was 495,191 for the period from February 6, 2024 (inception) to December 31, 2024.